Other income (expense), net (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
Other income (expense) consisted of the following:

	For the years ended December 31,
	2016	2017	2018
Gains on disposal of available-for-sale securities	$18,088,327	$11,845,796	$960
Gain on disposal of held-for-sale assets and subsidiaries (Refer to Note 5)	—	—	32,503,096
Other	(417,304)	(206,953)	60,272

	$17,671,023	$11,638,843	$32,564,328